Vanguard International High Dividend Yield Index Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (98.9%)1
Australia (7.9%)
Commonwealth Bank of Australia	242,586	13,614
BHP Group Ltd.	405,640	11,168
Westpac Banking Corp.	471,405	9,249
National Australia Bank Ltd.	381,923	7,438
Australia & New Zealand Banking Group Ltd.	390,288	7,417
Woolworths Group Ltd.	173,313	4,225
Wesfarmers Ltd.	156,025	4,178
Transurban Group	366,254	3,882
Macquarie Group Ltd.	42,300	3,702
Rio Tinto Ltd.	51,342	3,436
Woodside Petroleum Ltd.	128,675	3,034
Amcor plc	222,218	2,351
Insurance Australia Group Ltd.	318,001	1,873
ASX Ltd.	27,232	1,647
Suncorp Group Ltd.	177,895	1,640
QBE Insurance Group Ltd.	183,269	1,562
Telstra Corp. Ltd.	564,899	1,532
South32 Ltd.	702,426	1,495
Origin Energy Ltd.	247,250	1,338
AGL Energy Ltd.	90,196	1,293
Sonic Healthcare Ltd.	65,122	1,246
Fortescue Metals Group Ltd.	219,101	1,234
APA Group	162,332	1,223
Aurizon Holdings Ltd.	264,558	1,039
Medibank Pvt Ltd.	382,241	942
Sydney Airport	154,893	884
Tabcorp Holdings Ltd.	271,133	832
Lendlease Group	79,889	792
Magellan Financial Group Ltd.	17,841	749
Caltex Australia Ltd.	35,500	653
Boral Ltd.	169,266	593
Alumina Ltd.	354,916	563
Bendigo & Adelaide Bank Ltd.	69,010	540
Incitec Pivot Ltd.	225,846	536
Atlas Arteria Ltd.	96,122	536
Coca-Cola Amatil Ltd.	71,051	514
AMP Ltd.	411,222	500
Downer EDI Ltd.	83,919	412
Crown Resorts Ltd.	50,682	410
Challenger Ltd.	77,604	374
Orora Ltd.	147,027	340
Bank of Queensland Ltd.	51,926	331
CIMIC Group Ltd.	13,035	325
DuluxGroup Ltd.	50,614	323
Qantas Airways Ltd.	82,604	322
Star Entertainment Grp Ltd.	104,877	296
AusNet Services	221,925	269
Metcash Ltd.	118,005	227
Flight Centre Travel Group Ltd.	7,124	224

Whitehaven Coal Ltd.	87,137	218
^ Harvey Norman Holdings Ltd.	65,162	195
IOOF Holdings Ltd.	43,266	172
CSR Ltd.	61,240	167
Sims Metal Management Ltd.	20,257	150
Adelaide Brighton Ltd.	57,848	140
Perpetual Ltd.	5,110	137
Platinum Asset Management Ltd.	34,518	113
Brambles Ltd.	954	9
* Coles Group Ltd.	413	4
		104,608
Austria (0.3%)
Erste Group Bank AG	39,198	1,407
OMV AG	19,455	973
voestalpine AG	16,685	440
Raiffeisen Bank International AG	17,896	420
ANDRITZ AG	9,617	343
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,908	126
		3,709
Belgium (0.5%)
KBC Group NV	37,470	2,409
Ageas	25,733	1,382
Solvay SA Class A	9,624	985
Groupe Bruxelles Lambert SA	9,965	939
Proximus SADP	19,388	553
bpost SA	81	1
		6,269
Brazil (2.6%)
Vale SA	469,600	6,129
Itau Unibanco Holding SA ADR	504,753	4,618
Banco Bradesco SA ADR	352,835	3,190
Ambev SA ADR	484,562	2,554
Itausa - Investimentos Itau SA Preference Shares	592,569	1,936
Banco do Brasil SA	140,990	1,818
Banco Bradesco SA Preference Shares	200,874	1,816
Itau Unibanco Holding SA Preference Shares	163,580	1,492
Banco Bradesco SA	145,072	1,183
IRB Brasil Resseguros SA	37,991	946
BB Seguridade Participacoes SA	92,100	783
Telefonica Brasil SA ADR	54,827	748
Ambev SA	126,700	668
Kroton Educacional SA	200,510	660
Petrobras Distribuidora SA	93,086	649
Banco Santander Brasil SA	54,166	608
CCR SA	152,763	598
Banco BTG Pactual SA	33,029	517
Hypera SA	52,824	418
Klabin SA	96,200	404
^ Cia Energetica de Minas Gerais ADR	103,456	379
TIM Participacoes SA	95,200	305
Engie Brasil Energia SA	22,550	285
Cosan SA	21,200	283
YDUQS Part	29,600	266
Cielo SA	137,800	261
Bradespar SA Preference Shares	25,282	209
Transmissora Alianca de Energia Eletrica SA	28,500	208

EDP - Energias do Brasil SA	36,350	184
Banco do Estado do Rio Grande do Sul SA Preference Shares	26,300	162
Porto Seguro SA	10,700	146
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	22,008	140
Fleury SA	22,700	139
Cia Paranaense de Energia Preference Shares	10,700	138
Cia Energetica de Minas Gerais Preference Shares	26,457	98
* Via Varejo SA	43,900	89
Telefonica Brasil SA Preference Shares	4,300	59
Cia Paranaense de Energia ADR	996	13
Cia Energetica de Minas Gerais	957	4
		35,103
Canada (6.8%)
Royal Bank of Canada	198,294	15,659
Toronto-Dominion Bank	253,444	14,815
Enbridge Inc.	271,848	9,079
Bank of Nova Scotia	169,376	9,042
Bank of Montreal	87,269	6,533
TC Energy Corp.	126,419	6,190
Manulife Financial Corp.	271,669	4,920
Canadian Imperial Bank of Commerce	60,572	4,765
Sun Life Financial Inc.	82,218	3,416
Pembina Pipeline Corp.	69,792	2,532
Fortis Inc.	59,571	2,348
National Bank of Canada	46,431	2,247
BCE Inc.	40,972	1,851
Shaw Communications Inc. Class B	62,115	1,218
Power Corp. of Canada	48,980	1,038
TELUS Corp.	27,529	990
Inter Pipeline Ltd.	58,105	978
Great-West Lifeco Inc.	36,324	798
2 Hydro One Ltd.	44,180	780
Power Financial Corp.	32,297	707
Canadian Utilities Ltd. Class A	17,249	470
IGM Financial Inc.	10,650	294
CI Financial Corp.	354	6
		90,676
Chile (0.2%)
Enel Americas SA ADR	84,504	697
Banco Santander Chile ADR	22,211	644
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	12,916	379
Enel Chile SA	2,407,477	218
Colbun SA	841,407	158
Enel Americas SA	920,672	152
AES Gener SA	403,703	101
Enel Chile SA ADR	21,294	98
Engie Energia Chile SA	37,389	66
Embotelladora Andina SA Preference Shares	15,440	54
Banco de Chile	11,240	2
		2,569
China (5.4%)
China Construction Bank Corp.	12,728,000	9,772
Industrial & Commercial Bank of China Ltd.	10,786,000	7,243
China Mobile Ltd.	730,591	6,213
Bank of China Ltd.	10,540,000	4,280
CNOOC Ltd.	2,192,000	3,614

China Merchants Bank Co. Ltd.	523,361	2,593
China Petroleum & Chemical Corp.	3,510,000	2,253
China Overseas Land & Investment Ltd.	518,000	1,766
Agricultural Bank of China Ltd.	4,299,000	1,740
China Resources Land Ltd.	376,000	1,607
PetroChina Co. Ltd.	2,936,000	1,557
China Pacific Insurance Group Co. Ltd.	363,200	1,549
Sunac China Holdings Ltd.	309,001	1,394
Country Garden Holdings Co. Ltd.	1,021,000	1,376
Anhui Conch Cement Co. Ltd.	170,154	983
China Shenhua Energy Co. Ltd.	485,000	958
CITIC Ltd.	715,000	947
Guangdong Investment Ltd.	412,000	866
2 Longfor Group Holdings Ltd.	233,000	862
China Vanke Co. Ltd.	223,120	838
China Evergrande Group	306,000	808
2 Postal Savings Bank of China Co. Ltd.	1,360,000	791
Hengan International Group Co. Ltd.	102,682	777
Bank of Communications Co. Ltd.	1,055,000	768
China Minsheng Banking Corp. Ltd.	1,000,600	689
China CITIC Bank Corp. Ltd.	1,238,320	686
China Jinmao Holdings Group Ltd.	852,000	549
China Communications Construction Co. Ltd.	633,000	533
2 CGN Power Co. Ltd.	1,772,000	511
China National Building Material Co. Ltd.	570,000	500
Shimao Property Holdings Ltd.	170,000	469
Guangzhou Automobile Group Co. Ltd.	456,000	464
Weichai Power Co. Ltd.	275,000	424
Beijing Enterprises Water Group Ltd.	768,000	404
China Resources Power Holdings Co. Ltd.	254,000	365
Dongfeng Motor Group Co. Ltd.	384,000	342
Kunlun Energy Co. Ltd.	376,000	328
Huaneng Power International Inc.	530,000	308
Zijin Mining Group Co. Ltd.	692,000	277
CIFI Holdings Group Co. Ltd.	422,000	269
China Cinda Asset Management Co. Ltd.	1,230,000	268
Great Wall Motor Co. Ltd.	395,000	268
China Resources Cement Holdings Ltd.	288,000	263
China Merchants Port Holdings Co. Ltd.	154,000	255
Far East Horizon Ltd.	274,000	255
China State Construction International Holdings Ltd.	232,000	238
Guangzhou R&F Properties Co. Ltd.	130,400	236
Kingboard Holdings Ltd.	90,500	223
2 China Huarong Asset Management Co. Ltd.	1,311,000	221
Agile Group Holdings Ltd.	170,000	218
Shenzhen International Holdings Ltd.	116,500	215
Jiangsu Expressway Co. Ltd.	156,000	210
Yanzhou Coal Mining Co. Ltd.	236,000	208
Logan Property Holdings Co. Ltd.	128,000	194
COSCO SHIPPING Ports Ltd.	220,000	192
Chongqing Rural Commercial Bank Co. Ltd.	365,000	191
Yuexiu Property Co. Ltd.	816,000	184
China Everbright Bank Co. Ltd.	407,000	183
2 Fuyao Glass Industry Group Co. Ltd.	60,000	182
Zhejiang Expressway Co. Ltd.	186,000	180
Future Land Development Holdings Ltd.	214,000	180
2 BAIC Motor Corp. Ltd.	284,500	180

Nine Dragons Paper Holdings Ltd.	209,000	169
Sinopec Shanghai Petrochemical Co. Ltd.	466,000	163
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	133,962	157
China Power International Development Ltd.	618,370	155
KWG Group Holdings Ltd.	164,000	152
2 Dali Foods Group Co. Ltd.	243,000	151
Shenzhen Investment Ltd.	414,000	148
China Medical System Holdings Ltd.	154,000	147
Sino-Ocean Group Holding Ltd.	356,000	143
2 Sinopec Engineering Group Co. Ltd.	181,500	142
China Molybdenum Co. Ltd.	489,000	139
China Reinsurance Group Corp.	755,000	133
China Everbright Ltd.	96,000	127
Lee & Man Paper Manufacturing Ltd.	196,000	120
Sinotruk Hong Kong Ltd.	81,000	119
Kingboard Laminates Holdings Ltd.	135,000	111
Zoomlion Heavy Industry Science and Technology Co. Ltd.	159,200	111
Shenzhen Expressway Co. Ltd.	92,000	109
Bosideng International Holdings Ltd.	312,000	108
Shanghai Industrial Holdings Ltd.	49,000	100
China Zhongwang Holdings Ltd.	180,400	92
Sinotrans Ltd.	260,000	90
Yanlord Land Group Ltd.	92,900	87
Huadian Power International Corp. Ltd.	206,000	86
Metallurgical Corp. of China Ltd.	353,000	86
Poly Property Group Co. Ltd.	230,000	85
Hopson Development Holdings Ltd.	76,000	79
Datang International Power Generation Co. Ltd.	346,000	78
Maanshan Iron & Steel Co. Ltd.	204,000	77
Greentown China Holdings Ltd.	93,000	70
Huaxin Cement Co. Ltd. Class B	35,700	69
China BlueChemical Ltd.	240,000	66
2 Red Star Macalline Group Corp. Ltd.	74,757	65
Huadian Fuxin Energy Corp. Ltd.	350,000	65
Angang Steel Co. Ltd.	169,000	64
China Machinery Engineering Corp.	150,000	64
China International Marine Containers Group Co. Ltd.	63,960	60
Guangshen Railway Co. Ltd.	182,000	59
Chongqing Changan Automobile Co. Ltd. Class B	132,400	56
China Dongxiang Group Co. Ltd.	419,000	52
Anhui Expressway Co. Ltd.	74,000	45
Weifu High-Technology Group Co. Ltd. Class B	23,200	42
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	18,600	36
Sichuan Expressway Co. Ltd.	118,000	36
China South City Holdings Ltd.	220,000	30
Shandong Chenming Paper Holdings Ltd.	61,500	27
Beijing Jingneng Clean Energy Co. Ltd.	122,000	21
PICC Property & Casualty Co. Ltd.	1,000	1
2 China Galaxy Securities Co. Ltd.	2,000	1
* GF Securities Co. Ltd.	600	1
2 China Merchants Securities Co. Ltd.	400	—
		71,811
Colombia (0.1%)
Ecopetrol SA ADR	31,432	563
Interconexion Electrica SA ESP	53,771	292
Grupo Aval Acciones y Valores Preference Shares	372,586	144
Ecopetrol SA	54,855	49

Bancolombia SA Preference Shares	306	4
		1,052
Czech Republic (0.1%)
CEZ AS	22,790	511
Komercni banka AS	10,841	418
2 Moneta Money Bank AS	61,234	210
O2 Czech Republic AS	5,665	54
Philip Morris CR AS	74	44
		1,237
Denmark (0.2%)
Danske Bank A/S	90,352	1,341
ISS A/S	25,811	724
Tryg A/S	16,223	495
Pandora A/S	12,616	483
H Lundbeck A/S	14	1
		3,044
Egypt (0.0%)
Eastern Co. SAE	133,047	127
ElSewedy Electric Co.	97,760	71
Egypt Kuwait Holding Co. SAE	54,493	67
Telecom Egypt Co.	45,428	38
Abou Kir Fertilizers & Chemical Industries	26,109	34
		337
Finland (1.5%)
Nokia Oyj	769,775	4,149
Kone Oyj Class B	53,062	3,023
Nordea Bank Abp	433,922	2,792
Sampo Oyj Class A	67,019	2,783
UPM-Kymmene Oyj	73,504	1,981
Fortum Oyj	59,201	1,358
Stora Enso Oyj	79,340	914
Elisa Oyj	19,224	903
Kesko Oyj Class B	10,008	606
Metso Oyj	14,830	570
Nokian Renkaat Oyj	18,758	538
Orion Oyj Class B	14,742	504
		20,121
France (6.1%)
TOTAL SA	331,444	17,179
Sanofi	149,225	12,435
BNP Paribas SA	148,709	6,960
AXA SA	262,262	6,606
Schneider Electric SE	70,852	6,113
Orange SA	263,593	3,907
Engie SA	91,651	1,410
Cie Generale des Etablissements Michelin SCA	24,252	2,681
Cie de Saint-Gobain	67,107	2,571
Societe Generale SA	99,376	2,434
Credit Agricole SA	155,191	1,847
Peugeot SA	75,288	1,777
Veolia Environnement SA	68,034	1,717
Publicis Groupe SA	29,037	1,433
Renault SA	25,297	1,411
Bouygues SA	29,128	1,043
Valeo SA	33,294	1,038

Engie- Loyalty Line 2021	65,712	1,011
SCOR SE	20,922	860
SES SA Class A	49,270	814
Suez	50,651	742
Engie - Loyalty Line 2020	47,482	731
2 Amundi SA	8,117	558
Eutelsat Communications SA	26,515	507
Rexel SA	44,155	493
Natixis SA	117,960	473
CNP Assurances	21,466	444
Lagardere SCA	16,870	381
Engie	18,936	291
^ Casino Guichard Perrachon SA	7,115	263
Societe BIC SA	3,231	225
Imerys SA	4,565	191
2 ALD SA	10,242	153
		80,699
Germany (7.1%)
Allianz SE	57,645	13,374
Siemens AG	104,239	11,345
BASF SE	125,536	8,334
Bayer AG	128,473	8,321
Deutsche Telekom AG	443,223	7,260
Daimler AG	118,386	6,118
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,241	4,585
Deutsche Post AG	133,057	4,328
Volkswagen AG Preference Shares	24,899	4,138
Vonovia SE	70,753	3,454
Bayerische Motoren Werke AG	43,170	3,177
E.ON SE	296,321	2,951
RWE AG	73,470	1,985
HeidelbergCement AG	20,874	1,507
Porsche Automobil Holding SE Preference Shares	21,232	1,392
Hannover Rueck SE	8,031	1,252
2 Covestro AG	22,950	1,035
LEG Immobilien AG	8,917	1,028
Commerzbank AG	145,194	985
Uniper SE	27,482	847
2 Innogy SE Ordinary Shares	17,494	842
Aroundtown SA	99,562	794
Volkswagen AG	4,382	747
Evonik Industries AG	23,975	682
HUGO BOSS AG	9,391	590
GEA Group AG	23,470	583
Bayerische Motoren Werke AG Preference Shares	9,122	542
Deutsche Lufthansa AG	32,971	522
ProSiebenSat.1 Media SE	32,391	418
Axel Springer SE	5,937	410
METRO AG	21,844	336
HOCHTIEF AG	2,742	311
RTL Group SA	4,615	227
Telefonica Deutschland Holding AG	77,808	196
1&1 Drillisch AG	6,062	182
Talanx AG	4,238	178
Innogy SE	944	40

* CECONOMY AG	123	1
		95,017
Greece (0.1%)
Hellenic Telecommunications Organization SA	36,036	495
OPAP SA	27,930	314
Motor Oil Hellas Corinth Refineries SA	6,869	170
Mytilineos SA	13,047	159
Hellenic Petroleum SA	7,538	79
		1,217
Hong Kong (2.2%)
CK Hutchison Holdings Ltd.	365,000	3,411
Sun Hung Kai Properties Ltd.	197,000	3,175
CLP Holdings Ltd.	225,500	2,452
Hang Seng Bank Ltd.	99,800	2,372
BOC Hong Kong Holdings Ltd.	495,000	1,886
Sands China Ltd.	332,400	1,596
Power Assets Holdings Ltd.	178,676	1,277
New World Development Co. Ltd.	800,000	1,126
2 WH Group Ltd.	1,153,139	1,122
Wharf Real Estate Investment Co. Ltd.	173,000	1,091
Henderson Land Development Co. Ltd.	180,587	934
Lenovo Group Ltd.	1,058,000	851
Swire Pacific Ltd. Class A	70,700	806
Sino Land Co. Ltd.	434,000	703
CK Infrastructure Holdings Ltd.	88,202	684
Hang Lung Properties Ltd.	285,299	672
Wynn Macau Ltd.	209,200	469
Hysan Development Co. Ltd.	97,000	462
NWS Holdings Ltd.	197,000	366
PCCW Ltd.	528,000	301
NagaCorp Ltd.	194,000	292
Kerry Properties Ltd.	77,500	291
Xinyi Glass Holdings Ltd.	258,000	260
Yue Yuen Industrial Holdings Ltd.	89,500	251
2 BOC Aviation Ltd.	27,100	234
Xinyi Solar Holdings Ltd.	412,800	227
VTech Holdings Ltd.	19,700	173
Chow Tai Fook Jewellery Group Ltd.	135,000	129
Cafe de Coral Holdings Ltd.	38,000	126
First Pacific Co. Ltd.	288,000	120
Li & Fung Ltd.	758,000	106
Haitong International Securities Group Ltd.	307,000	90
Shougang Fushan Resources Group Ltd.	434,000	90
Shun Tak Holdings Ltd.	236,000	87
Shui On Land Ltd.	404,500	86
Dah Sing Financial Holdings Ltd.	18,800	84
Lifestyle International Holdings Ltd.	55,000	75
Guotai Junan International Holdings Ltd.	439,000	69
Television Broadcasts Ltd.	38,200	61
SA Sa International Holdings Ltd.	132,000	37
		28,644
Hungary (0.1%)
MOL Hungarian Oil & Gas plc	60,030	609
Magyar Telekom Telecommunications plc	49,466	72
		681

India (0.5%)
Oil & Natural Gas Corp. Ltd.	408,376	822
Bharat Petroleum Corp. Ltd.	135,866	679
NTPC Ltd.	325,062	597
Coal India Ltd.	199,285	591
Indian Oil Corp. Ltd.	288,436	582
Vedanta Ltd.	231,290	514
Hero MotoCorp Ltd.	13,490	460
Bharti Infratel Ltd.	117,025	417
Indiabulls Housing Finance Ltd.	44,223	342
Hindustan Petroleum Corp. Ltd.	79,415	305
REC Ltd.	86,499	176
NMDC Ltd.	98,933	156
Oracle Financial Services Software Ltd.	2,783	137
* Power Finance Corp. Ltd.	82,554	131
NHPC Ltd.	314,103	101
Hindustan Zinc Ltd.	28,973	91
Oil India Ltd.	32,802	76
Castrol India Ltd.	29,742	52
Mangalore Refinery & Petrochemicals Ltd.	34,738	30
Reliance Infrastructure Ltd.	18,338	12
		6,271
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT	6,497,800	1,983
United Tractors Tbk PT	218,936	388
Perusahaan Gas Negara Tbk PT	1,292,000	188
Adaro Energy Tbk PT	1,596,900	143
Bukit Asam Tbk PT	518,200	101
Surya Citra Media Tbk PT	729,100	80
Matahari Department Store Tbk PT	298,500	79
Tower Bersama Infrastructure Tbk PT	262,800	79
Media Nusantara Citra Tbk PT	477,100	46
		3,087
Ireland (0.1%)
Bank of Ireland Group plc	127,448	562
AIB Group plc	108,224	371
		933
Israel (0.3%)
Bank Leumi Le-Israel BM	209,038	1,521
* Bank Hapoalim BM	154,034	1,165
* Mizrahi Tefahot Bank Ltd.	17,198	413
Bezeq The Israeli Telecommunication Corp. Ltd.	254,357	173
Gazit-Globe Ltd.	12,441	111
Delek Group Ltd.	532	81
Shikun & Binui Ltd.	556	2
		3,466
Italy (2.5%)
Enel SPA	1,068,625	7,310
Eni SPA	343,662	5,368
Intesa Sanpaolo SPA (Registered)	2,059,390	4,467
UniCredit SPA	305,172	3,593
Assicurazioni Generali SPA	176,629	3,294
Atlantia SPA	73,782	1,897
Snam SPA	312,494	1,534
Terna Rete Elettrica Nazionale SPA	195,799	1,192
Mediobanca Banca di Credito Finanziario SPA	102,199	1,024

FinecoBank Banca Fineco SPA	83,305	829
2 Poste Italiane SPA	63,136	674
Italgas SPA	71,996	455
Telecom Italia SPA (Bearer)	849,399	452
A2A SPA	218,369	382
Unione di Banche Italiane SPA	130,503	335
Banca Mediolanum SPA	35,349	253
UnipolSai Assicurazioni SPA	74,318	194
		33,253
Japan (10.1%)
Toyota Motor Corp.	342,363	22,121
Mitsubishi UFJ Financial Group Inc.	1,713,700	8,464
Takeda Pharmaceutical Co. Ltd.	208,700	7,183
Sumitomo Mitsui Financial Group Inc.	181,196	6,336
KDDI Corp.	238,400	6,220
Honda Motor Co. Ltd.	239,200	5,951
Mizuho Financial Group Inc.	3,485,900	4,948
Tokio Marine Holdings Inc.	90,687	4,814
Mitsubishi Corp.	177,000	4,753
NTT DOCOMO Inc.	160,500	3,848
Canon Inc.	141,500	3,838
Mitsui & Co. Ltd.	233,312	3,793
ITOCHU Corp.	189,008	3,599
Japan Tobacco Inc.	163,100	3,594
Nippon Telegraph & Telephone Corp.	71,000	3,204
Komatsu Ltd.	126,100	2,820
ORIX Corp.	176,600	2,520
Sumitomo Corp.	155,238	2,303
MS&AD Insurance Group Holdings Inc.	67,300	2,206
JXTG Holdings Inc.	425,105	2,000
Subaru Corp.	83,608	1,949
Nippon Steel Corp.	113,900	1,784
Japan Post Holdings Co. Ltd.	179,691	1,761
Nissan Motor Co. Ltd.	266,700	1,734
Sumitomo Mitsui Trust Holdings Inc.	50,700	1,733
Marubeni Corp.	216,700	1,405
Sekisui House Ltd.	78,975	1,328
Mitsubishi Chemical Holdings Corp.	178,200	1,265
Resona Holdings Inc.	303,500	1,237
Daito Trust Construction Co. Ltd.	9,000	1,161
Sumitomo Chemical Co. Ltd.	215,200	981
JFE Holdings Inc.	71,900	951
Daiwa Securities Group Inc.	216,412	933
Idemitsu Kosan Co. Ltd.	32,053	883
SBI Holdings Inc.	31,400	714
Yamaha Motor Co. Ltd.	39,000	684
LIXIL Group Corp.	37,000	640
Seiko Epson Corp.	39,700	584
Mitsui Chemicals Inc.	24,800	567
Sojitz Corp.	180,100	563
NSK Ltd.	64,600	546
Japan Post Bank Co. Ltd.	54,966	534
Chugoku Electric Power Co. Inc.	42,436	530
Amada Holdings Co. Ltd.	45,900	505
Haseko Corp.	40,088	434
SUMCO Corp.	31,500	413
Aozora Bank Ltd.	16,100	369

Denka Co. Ltd.	10,800	311
Lawson Inc.	6,200	310
Mitsubishi Gas Chemical Co. Inc.	22,800	303
DIC Corp.	10,600	286
Sumitomo Rubber Industries Ltd.	22,200	242
Sankyo Co. Ltd.	6,600	227
Seven Bank Ltd.	81,200	220
Miraca Holdings Inc.	6,600	149
NTN Corp.	52,900	147
Hitachi Capital Corp.	5,900	121
Heiwa Corp.	5,700	117
Matsui Securities Co. Ltd.	12,000	100
Tokai Tokyo Financial Holdings Inc.	30,700	93
Aoyama Trading Co. Ltd.	5,000	93
Exedy Corp.	3,600	73
SKY Perfect JSAT Holdings Inc.	15,500	61
		133,556
Kuwait (0.3%)
National Bank of Kuwait SAKP	833,797	2,736
Ahli United Bank BSC	622,186	587
Mobile Telecommunications Co. KSC	295,061	560
Gulf Bank KSCP	226,915	237
Boubyan Petrochemicals Co. KSCP	50,525	144
Humansoft Holding Co. KSC	11,958	129
		4,393
Malaysia (0.6%)
Tenaga Nasional Bhd.	535,733	1,788
Malayan Banking Bhd.	794,697	1,662
CIMB Group Holdings Bhd.	916,200	1,124
DiGi.Com Bhd.	497,200	601
Maxis Bhd.	377,700	519
Petronas Gas Bhd.	106,132	413
MISC Bhd.	182,500	318
Gamuda Bhd.	286,400	257
AMMB Holdings Bhd.	249,800	256
Sime Darby Bhd.	458,700	243
YTL Corp. Bhd.	588,568	146
Westports Holdings Bhd.	134,900	131
Alliance Bank Malaysia Bhd.	134,800	120
British American Tobacco Malaysia Bhd.	18,300	100
YTL Power International Bhd.	405,948	77
2 Astro Malaysia Holdings Bhd.	200,800	70
Telekom Malaysia Bhd.	5,800	6
		7,831
Mexico (0.5%)
Wal-Mart de Mexico SAB de CV	711,500	2,099
Grupo Financiero Banorte SAB de CV	389,574	1,961
Grupo Mexico SAB de CV Class B	499,300	1,222
Grupo Aeroportuario del Pacifico SAB de CV Class B	53,394	536
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand	229,500	328
Grupo Aeroportuario del Centro Norte SAB de CV Class B	41,800	258
Promotora y Operadora de Infraestructura SAB de CV	26,790	241
Kimberly-Clark de Mexico SAB de CV Class A	112,100	233
Industrias Penoles SAB de CV	14,370	133
Alpek SAB de CV	51,000	55

2 Nemak SAB de CV	68,200	31
		7,097
Netherlands (2.1%)
Unilever NV	199,526	11,565
ING Groep NV	535,620	5,943
Koninklijke Ahold Delhaize NV	150,415	3,416
NN Group NV	46,566	1,750
Koninklijke KPN NV	456,010	1,300
Aegon NV	240,821	1,187
2 ABN AMRO Bank NV	56,994	1,141
Randstad NV	15,178	762
ASR Nederland NV	18,538	697
2 Signify NV	14,254	387
		28,148
New Zealand (0.2%)
Spark New Zealand Ltd.	255,597	666
Meridian Energy Ltd.	174,883	538
Contact Energy Ltd.	102,941	525
Fletcher Building Ltd.	117,564	382
Mercury NZ Ltd.	82,195	246
SKYCITY Entertainment Group Ltd.	88,234	232
Air New Zealand Ltd.	59,919	107
Auckland International Airport Ltd.	1,301	8
		2,704
Norway (0.8%)
DNB ASA	145,073	2,595
Equinor ASA	134,604	2,414
Telenor ASA	91,177	1,848
Mowi ASA	59,154	1,422
Orkla ASA	107,604	915
Norsk Hydro ASA	185,790	632
Gjensidige Forsikring ASA	23,946	465
^ Aker BP ASA	15,474	438
Salmar ASA	6,342	293
Leroy Seafood Group ASA	31,233	196
		11,218
Pakistan (0.0%)
Pakistan Petroleum Ltd.	97,300	81
Fauji Fertilizer Co. Ltd.	102,000	61
Oil & Gas Development Co. Ltd.	74,800	59
Habib Bank Ltd.	77,175	58
* National Bank of Pakistan	108,000	23
		282
Philippines (0.1%)
PLDT Inc.	17,030	382
Manila Electric Co.	32,110	230
Globe Telecom Inc.	3,740	158
Aboitiz Power Corp.	208,800	145
DMCI Holdings Inc.	494,100	98
Semirara Mining & Power Corp. Class A	156,320	70
		1,083
Poland (0.2%)
Powszechna Kasa Oszczednosci Bank Polski SA	116,893	1,231
Powszechny Zaklad Ubezpieczen SA	79,185	852
Bank Polska Kasa Opieki SA	21,950	583

Polskie Gornictwo Naftowe i Gazownictwo SA	227,748	330
		2,996
Portugal (0.2%)
EDP - Energias de Portugal SA	315,205	1,154
Galp Energia SGPS SA	70,159	1,092
		2,246
Qatar (0.6%)
Qatar National Bank QPSC	607,806	3,258
Industries Qatar QSC	277,380	856
Qatar Islamic Bank SAQ	161,446	728
Masraf Al Rayan QSC	529,112	556
Qatar Insurance Co. SAQ	463,530	444
Commercial Bank PQSC	258,490	341
Qatar Electricity & Water Co. QSC	62,980	270
Barwa Real Estate Co.	241,420	237
Qatar Gas Transport Co. Ltd.	360,090	234
Ooredoo QPSC	108,650	213
Qatar International Islamic Bank QSC	86,962	180
Doha Bank QPSC	197,940	149
Qatar Navigation QSC	76,950	140
Gulf International Services QSC	93,100	43
Al Meera Consumer Goods Co. QSC	5,140	21
		7,670
Russia (2.0%)
Sberbank of Russia PJSC	1,330,830	4,856
Lukoil PJSC ADR	56,033	4,598
Gazprom PJSC ADR	619,968	4,532
Tatneft PJSC ADR	34,005	2,360
Rosneft Oil Co. PJSC GDR	160,151	1,056
MMC Norilsk Nickel PJSC ADR	35,644	821
Gazprom PJSC	220,795	818
LUKOIL PJSC	9,815	803
MMC Norilsk Nickel PJSC	3,176	729
AK Transneft OAO Preference Shares	243	602
Mobile TeleSystems PJSC ADR	66,063	540
Surgutneftegas OAO Preference Shares	995,377	488
Alrosa PJSC	339,980	435
Severstal PJSC GDR	22,995	369
Magnit PJSC GDR	24,203	349
Novolipetsk Steel PJSC	136,840	323
Inter RAO UES PJSC	4,603,000	323
Moscow Exchange MICEX-RTS PJSC	174,046	254
Magnit PJSC	4,143	246
Sberbank of Russia PJSC ADR	14,446	216
Polyus PJSC GDR	4,208	213
Rostelecom PJSC	114,820	149
Magnitogorsk Iron & Steel Works PJSC	206,300	138
Tatneft PJSC	11,470	133
Polyus PJSC	1,298	132
PhosAgro PJSC GDR	10,445	130
Tatneft PAO Preference Shares	10,870	115
RusHydro PJSC	12,696,000	113
Aeroflot PJSC	65,759	110
Federal Grid Co. Unified Energy System PJSC	33,850,000	98
Unipro PJSC	1,488,000	62
Sistema PJSFC	270,400	51

Rosneft Oil Co. PJSC	5,910	39
Mobile TeleSystems PJSC	9,210	38
PhosAgro PJSC	944	35
Severstal PJSC	1,730	28
		26,302
Saudi Arabia (0.7%)
Saudi Basic Industries Corp.	60,920	1,740
Al Rajhi Bank	86,593	1,584
National Commercial Bank	91,792	1,340
Saudi Telecom Co.	40,560	1,165
Riyad Bank	89,366	619
Samba Financial Group	66,157	574
Saudi Arabian Fertilizer Co.	12,816	300
Alinma Bank	43,973	294
Saudi Electricity Co.	50,398	262
Yanbu National Petrochemical Co.	14,545	228
Jarir Marketing Co.	3,525	157
Sahara International Petrochemical Co.	22,901	122
* Dar Al Arkan Real Estate Development Co.	35,178	107
Bank Al-Jazira	24,949	100
Saudi Industrial Investment Group	14,658	92
Advanced Petrochemical Co.	5,878	92
Saudi Cement Co.	4,456	84
Saudi Airlines Catering Co.	1,844	44
Yanbu Cement Co.	4,681	42
Seera Group Holding	8,504	42
Riyad REIT Fund	16,934	38
Qassim Cement Co.	2,701	38
* Al Hammadi Co. for Development and Investment	4,415	26
National Gas & Industrialization Co.	2,931	23
* Middle East Healthcare Co.	2,841	21
Musharaka Real Estate Income Fund	7,935	17
Saudi Ground Services Co.	1,735	14
Mouwasat Medical Services Co.	397	9
Al Rajhi REIT	2,758	7
		9,181
Singapore (1.5%)
DBS Group Holdings Ltd.	245,778	4,686
Oversea-Chinese Banking Corp. Ltd.	455,300	3,791
United Overseas Bank Ltd.	175,505	3,344
Singapore Telecommunications Ltd.	1,023,888	2,470
Keppel Corp. Ltd.	199,108	920
CapitaLand Ltd.	350,600	918
Singapore Exchange Ltd.	117,736	675
Singapore Technologies Engineering Ltd.	214,700	659
ComfortDelGro Corp. Ltd.	291,100	571
Singapore Airlines Ltd.	78,200	547
Venture Corp. Ltd.	36,600	408
Singapore Press Holdings Ltd.	240,800	385
SATS Ltd.	80,800	282
Golden Agri-Resources Ltd.	800,100	171
Hutchison Port Holdings Trust	620,700	136
Singapore Post Ltd.	191,000	134
StarHub Ltd.	76,200	83
SIA Engineering Co. Ltd.	26,400	51

Frasers Property Ltd.	31,200	41
		20,272
South Africa (1.5%)
Standard Bank Group Ltd.	178,106	2,215
MTN Group Ltd.	247,354	1,937
FirstRand Ltd.	445,505	1,906
Sasol Ltd.	76,352	1,651
Sanlam Ltd.	245,555	1,271
Absa Group Ltd.	98,755	1,094
Nedbank Group Ltd.	56,265	940
Old Mutual Ltd.	680,758	911
Vodacom Group Ltd.	85,417	698
RMB Holdings Ltd.	113,824	599
Woolworths Holdings Ltd.	143,690	549
NEPI Rockcastle plc	48,967	442
Mr Price Group Ltd.	35,541	436
Exxaro Resources Ltd.	35,243	409
Tiger Brands Ltd.	24,868	385
Foschini Group Ltd.	31,732	365
SPAR Group Ltd.	22,959	293
Life Healthcare Group Holdings Ltd.	173,716	273
Sappi Ltd.	72,453	263
AVI Ltd.	40,558	245
Truworths International Ltd.	54,958	238
Investec Ltd.	39,822	228
Kumba Iron Ore Ltd.	6,718	221
Netcare Ltd.	188,796	220
Barloworld Ltd.	26,182	219
Telkom SA SOC Ltd.	36,181	216
Rand Merchant Investment Holdings Ltd.	97,247	209
African Rainbow Minerals Ltd.	14,274	176
Momentum Metropolitan Holdings	126,499	149
Pioneer Foods Group Ltd.	17,692	127
Santam Ltd.	5,630	116
Liberty Holdings Ltd.	15,038	114
Assore Ltd.	3,910	95
JSE Ltd.	10,438	93
Coronation Fund Managers Ltd.	31,840	93
Distell Group Holdings Ltd.	9,694	90
Reunert Ltd.	18,744	85
Tsogo Sun Gaming Ltd.	69,630	68
MAS Real Estate Inc.	48,064	68
Imperial Logistics Ltd.	20,428	65
* Tsogo Sun Hotels Ltd.	69,630	22
* Sibanye Gold Ltd.	20	—
		19,794
South Korea (1.2%)
Samsung Electronics Co. Ltd. Preference Shares	111,624	3,452
Shinhan Financial Group Co. Ltd.	61,564	2,255
KB Financial Group Inc.	53,271	1,947
KT&G Corp.	14,995	1,218
Hana Financial Group Inc.	40,105	1,174
SK Innovation Co. Ltd.	7,751	1,114
Woori Financial Group Inc.	74,826	827
SK Telecom Co. Ltd. ADR	28,838	661
Woongjin Coway Co. Ltd.	7,542	533

S-Oil Corp.	5,537	437
Industrial Bank of Korea	36,023	399
DB Insurance Co. Ltd.	6,041	286
BNK Financial Group Inc.	36,741	217
Cheil Worldwide Inc.	8,973	204
NH Investment & Securities Co. Ltd.	16,894	185
Hyundai Marine & Fire Insurance Co. Ltd.	7,837	185
DGB Financial Group Inc.	20,071	127
Samsung Card Co. Ltd.	3,790	116
KEPCO Plant Service & Engineering Co. Ltd.	2,638	71
Hite Jinro Co. Ltd.	3,948	71
Doosan Corp.	738	65
Ssangyong Cement Industrial Co. Ltd.	12,482	59
HDC Holdings Co. Ltd.	4,676	49
Hyosung TNC Co. Ltd.	12	1
		15,653
Spain (3.2%)
Banco Santander SA	2,205,906	9,415
Iberdrola SA (XMAD)	838,295	7,953
Telefonica SA	626,051	4,773
Banco Bilbao Vizcaya Argentaria SA	908,887	4,628
Repsol SA	193,347	3,067
Ferrovial SA	65,594	1,706
2 Aena SME SA	9,046	1,640
ACS Actividades de Construccion y Servicios SA	35,210	1,423
CaixaBank SA	489,734	1,214
Red Electrica Corp. SA	60,024	1,132
Endesa SA	43,972	1,086
Naturgy Energy Group SA	41,911	1,061
Enagas SA	31,296	683
Banco de Sabadell SA	779,884	681
Bankinter SA	97,702	634
Mapfre SA	145,675	401
Bankia SA	173,743	344
Acciona SA	2,719	289
Iberdrola SA	18,981	180
Acerinox SA	20,798	174
Zardoya Otis SA	22,574	155
Mediaset Espana Comunicacion SA	462	3
		42,642
Sweden (1.5%)
Volvo AB Class B	203,619	3,025
Investor AB Class B	61,486	2,923
Hennes & Mauritz AB Class B	120,973	2,109
Swedbank AB Class A	136,436	1,858
Skandinaviska Enskilda Banken AB Class A	194,847	1,832
Svenska Handelsbanken AB Class A	196,727	1,770
Telia Co. AB	364,777	1,623
Tele2 AB	72,831	1,041
Skanska AB Class B	49,340	921
SKF AB	53,652	880
Boliden AB	38,651	877
Kinnevik AB	33,916	863
Castellum AB	37,331	758
Svenska Handelsbanken AB Class B	9,217	87

ICA Gruppen AB	32	1
		20,568
Switzerland (3.0%)
Zurich Insurance Group AG	20,260	7,047
UBS Group AG	475,095	5,303
ABB Ltd.	245,505	4,634
Swiss Re AG	41,368	4,006
LafargeHolcim Ltd.	64,300	3,156
Swiss Life Holding AG	4,661	2,252
SGS SA	702	1,733
Swisscom AG	3,483	1,688
Julius Baer Group Ltd.	29,973	1,281
Baloise Holding AG	6,469	1,168
Adecco Group AG	21,258	1,160
Kuehne & Nagel International AG	6,987	1,029
Roche Holding AG (Bearer)	3,582	961
Swiss Prime Site AG	10,776	949
PSP Swiss Property AG	5,639	676
Helvetia Holding AG	4,628	589
Flughafen Zurich AG	2,769	506
Pargesa Holding SA	5,604	421
Dufry AG	4,146	364
Banque Cantonale Vaudoise	358	266
Sulzer AG	2,184	220
		39,409
Taiwan (5.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,267,292	26,867
Hon Hai Precision Industry Co. Ltd.	1,634,000	4,096
Formosa Plastics Corp.	663,879	2,136
MediaTek Inc.	202,930	2,030
Nan Ya Plastics Corp.	775,000	1,770
Uni-President Enterprises Corp.	654,000	1,693
CTBC Financial Holding Co. Ltd.	2,472,120	1,607
Mega Financial Holding Co. Ltd.	1,488,000	1,530
Formosa Chemicals & Fibre Corp.	464,000	1,411
Delta Electronics Inc.	291,802	1,409
Cathay Financial Holding Co. Ltd.	1,074,908	1,403
Fubon Financial Holding Co. Ltd.	1,005,000	1,389
^ Chunghwa Telecom Co. Ltd. ADR	38,685	1,325
China Steel Corp.	1,700,000	1,308
First Financial Holding Co. Ltd.	1,332,427	1,000
* Taiwan Cement Corp.	611,600	875
Yuanta Financial Holding Co. Ltd.	1,526,000	855
Hua Nan Financial Holdings Co. Ltd.	1,167,101	821
Taiwan Mobile Co. Ltd.	215,000	757
Catcher Technology Co. Ltd.	101,672	745
Chailease Holding Co. Ltd.	166,860	700
Asustek Computer Inc.	98,268	696
Quanta Computer Inc.	359,000	660
Taishin Financial Holding Co. Ltd.	1,348,272	631
Formosa Petrochemical Corp.	185,000	627
United Microelectronics Corp. ADR	277,987	606
ASE Technology Holding Co. Ltd.	256,171	571
SinoPac Financial Holdings Co. Ltd.	1,429,641	567
Far Eastern New Century Corp.	533,000	504
Far EasTone Telecommunications Co. Ltd.	216,000	496

Chunghwa Telecom Co. Ltd.	136,000	471
Pou Chen Corp.	368,000	453
Pegatron Corp.	274,000	445
* Yageo Corp.	51,000	428
Asia Cement Corp.	316,000	423
Lite-On Technology Corp.	292,194	414
Realtek Semiconductor Corp.	61,000	405
Novatek Microelectronics Corp.	76,000	401
Eclat Textile Co. Ltd.	26,200	343
Compal Electronics Inc.	537,000	328
Feng TAY Enterprise Co. Ltd.	48,400	322
Cheng Shin Rubber Industry Co. Ltd.	234,994	304
Globalwafers Co. Ltd.	28,000	297
Foxconn Technology Co. Ltd.	140,190	288
Inventec Corp.	385,994	287
Wistron Corp.	364,656	271
Nanya Technology Corp.	107,000	250
Vanguard International Semiconductor Corp.	117,000	236
Synnex Technology International Corp.	178,000	219
Chicony Electronics Co. Ltd.	76,370	194
Teco Electric and Machinery Co. Ltd.	235,000	187
Formosa Taffeta Co. Ltd.	130,000	147
Taiwan Fertilizer Co. Ltd.	95,000	146
Feng Hsin Steel Co. Ltd.	62,000	114
United Microelectronics Corp.	252,000	112
Taiwan Secom Co. Ltd.	36,000	100
Oriental Union Chemical Corp.	98,000	74
Transcend Information Inc.	34,000	74
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	232	10
		68,828
Thailand (0.9%)
PTT PCL (Foreign)	1,808,700	2,764
Siam Commercial Bank PCL (Foreign)	279,500	1,245
Siam Cement PCL NVDR	79,400	1,115
Advanced Info Service PCL (Foreign)	150,104	1,036
PTT Exploration & Production PCL (Foreign)	179,608	785
Krung Thai Bank PCL (Foreign)	888,600	565
PTT Global Chemical PCL (Foreign)	272,099	531
Intouch Holdings PCL (Foreign)	248,800	514
Siam Cement PCL (Foreign)	35,550	499
Digital Telecommunications Infrastructure Fund (Foreign)	806,800	459
Bangkok Bank PCL (Foreign)	69,400	408
Thai Oil PCL (Foreign)	133,200	297
Banpu PCL	510,100	236
PTT PCL	139,200	213
Thai Union Group PCL	342,300	210
Land & Houses PCL (Foreign)	554,800	203
Ratchaburi Electricity Generating Holding PCL (Foreign)	86,400	189
IRPC PCL (Foreign)	1,204,500	187
Siam Commercial Bank PCL	30,700	137
Siam Commercial Bank PCL (Local)	24,900	111
Delta Electronics Thailand PCL	60,200	103
Land & Houses PCL NVDR	265,200	97
Siam City Cement PCL (Foreign)	10,132	78
PTT Exploration and Production PCL (Local)	15,742	69
Digital Telecommunications Infrastructure Fund	98,400	56
PTT Global Chemical PCL	28,500	56

Intouch Holdings PCL	23,400	48
Advanced Info Service PCL (Local)	4,560	31
Krung Thai Bank PCL	31,200	20
Intouch Holdings PCL NVDR	4,000	8
Electricity Generating PCL (Foreign)	697	7
Charoen Pokphand Foods PCL (Foreign)	4,200	4
		12,281
Turkey (0.2%)
* Turkiye Garanti Bankasi AS	333,872	587
* Akbank T.A.S.	373,760	500
Tupras Turkiye Petrol Rafinerileri AS	15,949	400
Turkcell Iletisim Hizmetleri AS	137,093	320
Eregli Demir ve Celik Fabrikalari TAS	174,106	231
* Turkiye Is Bankasi AS	178,835	199
Petkim Petrokimya Holding AS	152,845	107
Ford Otomotiv Sanayi AS	9,481	104
TAV Havalimanlari Holding AS	23,027	104
Tekfen Holding AS	22,057	93
Enka Insaat ve Sanayi AS	78,544	86
* Turk Telekomunikasyon AS	64,492	62
Turkiye Sise ve Cam Fabrikalari AS	65,366	58
Tofas Turk Otomobil Fabrikasi AS	14,416	51
Soda Sanayii AS	45,670	50
2 Enerjisa Enerji AS	33,617	36
Iskenderun Demir ve Celik AS	27,461	34
Turkiye Halk Bankasi AS	1,321	1
		3,023
United Arab Emirates (0.7%)
First Abu Dhabi Bank PJSC	1,485,745	6,426
Emirates Telecommunications Group Co. PJSC	244,893	1,149
Abu Dhabi Commercial Bank PJSC	362,272	889
Aldar Properties PJSC	501,965	314
Dubai Islamic Bank PJSC	214,195	310
Abu Dhabi Islamic Bank PJSC	133,906	182
Emaar Malls PJSC	276,536	160
Dana Gas PJSC	437,823	123
Abu Dhabi National Oil Co. for Distribution PJSC	163,904	121
Dubai Investments PJSC	246,435	92
* Air Arabia PJSC	297,931	91
* DAMAC Properties Dubai Co. PJSC	218,976	60
Emaar Properties PJSC	5,226	8
* Dubai Financial Market PJSC	27,306	7
Al Waha Capital PJSC	703	—
		9,932
United Kingdom (16.7%)
HSBC Holdings plc	2,767,769	22,166
Royal Dutch Shell plc Class A	648,625	20,429
BP plc	2,719,594	17,995
AstraZeneca plc	180,062	15,556
Royal Dutch Shell plc Class B	467,079	14,753
GlaxoSmithKline plc	670,624	13,869
British American Tobacco plc	308,592	10,996
Unilever plc	150,216	9,037
Rio Tinto plc	151,517	8,556
BHP Group plc	284,106	6,774
Vodafone Group plc	3,666,879	6,674

Lloyds Banking Group plc	9,698,937	6,274
Glencore plc	1,542,804	4,947
National Grid plc	462,805	4,743
Barclays plc	2,334,391	4,370
Anglo American plc	134,784	3,303
Imperial Brands plc	129,784	3,294
Standard Chartered plc	367,552	3,025
BAE Systems plc	434,132	2,884
BT Group plc	1,136,271	2,662
Aviva plc	536,630	2,635
Legal & General Group plc	800,853	2,540
WPP plc	168,039	1,979
SSE plc	140,896	1,878
Royal Bank of Scotland Group plc	610,988	1,610
Standard Life Aberdeen plc	336,941	1,222
Barratt Developments plc	141,010	1,101
Smurfit Kappa Group plc	32,979	1,046
Persimmon plc	42,636	1,040
Carnival plc	22,310	1,007
Micro Focus International plc	46,589	981
RSA Insurance Group plc	143,363	975
United Utilities Group plc	94,306	901
St. James's Place plc	73,732	880
Taylor Wimpey plc	443,137	868
Severn Trent plc	32,843	803
Meggitt plc	110,554	798
Kingfisher plc	290,737	785
Berkeley Group Holdings plc	16,333	768
DS Smith plc	177,179	764
Direct Line Insurance Group plc	194,011	759
Admiral Group plc	28,521	750
Centrica plc	789,273	727
Wm Morrison Supermarkets plc	307,012	725
Marks & Spencer Group plc	276,127	694
ITV plc	514,191	691
Phoenix Group Holdings plc	73,885	621
Tate & Lyle plc	66,569	610
Bellway plc	16,763	604
John Wood Group plc	92,277	595
TUI AG	59,875	594
Evraz plc	73,887	579
GVC Holdings plc	80,506	577
Schroders plc	15,548	561
Polymetal International plc	44,771	539
J Sainsbury plc	224,983	537
Investec plc	92,369	526
International Consolidated Airlines Group SA (London Shares)	98,881	509
Pennon Group plc	58,136	507
G4S plc	217,092	504
IMI plc	39,100	495
Inchcape plc	59,169	448
Babcock International Group plc	77,165	445
Cineworld Group plc	142,197	441
CYBG plc	171,882	358
easyJet plc	27,335	320
Royal Mail plc	125,173	320
Ashmore Group plc	46,413	301

British American Tobacco plc ADR			4,220	150
Dixons Carphone plc			732	1
Travis Perkins plc			38	1
Inmarsat plc			21	—
				222,377
United States (0.1%)
ASE Technology Holding Co. Ltd. ADR			111,954	490
Grupo Aval Acciones y Valores SA ADR			7,552	57
				547
Total Common Stocks (Cost $1,385,363)				1,313,837
	Coupon
Temporary Cash Investments (0.8%)1
Money Market Fund (0.7%)
3,4 Vanguard Market Liquidity Fund	2.386%		98,451	9,846

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 United States Treasury Bill	2.157%	11/7/19	750	746
United States Treasury Bill	2.048%	11/21/19	100	99
				845
Total Temporary Cash Investments (Cost $10,691)				10,691
Total Investments (99.7%) (Cost $1,396,054)				1,324,528
Other Assets and Liabilities-Net (0.3%)4				4,320
Net Assets (100%)				1,328,848

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,411,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and (0.3%), respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $12,019,000, representing 0.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,546,000 of collateral received for securities on loan.
5 Securities with a value of $666,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

International High Dividend Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	98	14,613	175

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

International High Dividend Yield Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the
Schedule of Investments as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

International High Dividend Yield Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	137,044	—	—
Common Stocks—Other	3,508	1,173,285	—
Temporary Cash Investments	9,846	845	—
Futures Contracts—Liabilities[1]	(147)	—	—
Total	150,251	1,174,130	—
1 Represents variation margin on the last day of the reporting period.